Derivative Instruments Effect of Foreign Currency Cash Flow Hedges on AOCI (Details) $ in Millions	3 Months Ended
Dec. 29, 2018 USD ($)
Foreign Currency Fair Value Hedge Derivative [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 50
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	$ 37